GOODWILL AND INTANGIBLE ASSETS (Details 3) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	13,843	(8,877)
Brand [Member]
Intangible Assets [Line Items]
Indefinite life Gross amount	485	485
Indefinite life Net amount	485	485
Definite life Gross amount	909
Finite-Lived Intangible Assets, Accumulated Amortization	(454)	0
Definite life Net amount	455